Share Capital	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Share Capital

10.      SHARE CAPITAL

a)      Authorized

Unlimited number of common shares.

6,350.9 special preferred, redeemable, retractable, non-voting shares.

An unlimited number of preferred shares, issuable in series.

b)      Issued and Outstanding

The issued and outstanding common shares of WiLAN, along with equity instruments convertible into common shares, are as follows:

	As at December 31,	As at December 31,
	2015	2014
Common shares	120,842,448	120,247,647
Securities convertible into common shares
Stock options	8,071,056	9,465,372
Deferred stock units (DSUs)	260,398	244,526
	129,173,902	129,957,545

As at December 31, 2015, no preferred shares or special preferred shares were issued or outstanding.

c)      Common Shares

	Number	Amount
December 31, 2013	119,909,016	$425,238

Issued on exercise of stock options	423,031	759
Transfer from additional paid-in capital on exercise of options	-	401
Issued on sale of shares under Employee Share Purchase Plan	65,600	171
Repurchased under normal course issuer bid	(150,000)	(532)
December 31, 2014	120,247,647	$426,037

Issued on exercise of stock options	625,201	1,269
Transfer from additional paid-in capital on exercise of options	-	787
Issued on sale of shares under Employee Share Purchase Plan	94,600	131
Repurchased under normal course issuer bid	(125,000)	(443)
December 31, 2015	120,842,448	$427,781

The Company paid quarterly cash dividends as follows:

	2015				2014
		Per Share		Total		Per Share		Total
1st Quarter	Cdn	$0.0500	US	$5,183	Cdn	$0.0400	US	$4,510
2nd Quarter		0.0525		5,005		0.0400		4,339
3rd Quarter		0.0525		5,077		0.0400		4,510
4th Quarter		0.0525		4,817		0.0500		5,366
	Cdn	$0.2075	US	$20,082	Cdn	$0.1700	US	$18,725

The Company declared quarterly dividends as follows:

	2015		2014
1st Quarter	Cdn	$0.0525	Cdn	$0.0400
2nd Quarter		0.0525		0.0400
3rd Quarter		0.0525		0.0500
4th Quarter		0.0125		0.0500

On May 27, 2014, the Company received regulatory approval to make a normal course issuer bid (the “2014 NCIB”) through the facilities of the Toronto Stock Exchange. Under the 2014 NCIB, the Company was permitted to purchase up to 11,676,510 common shares. The 2014 NCIB commenced on May 29, 2014 and wascompleted on May 28, 2015. The Company repurchased 125,000 common shares under the 2014 NCIB during the twelve months ended December 31, 2015 for a total of $329.

The Company records share repurchases as a reduction to shareholders’ equity. A portion of the purchase price of the repurchased shares is recorded as a decrease to additional paid-in capital when the price of the shares repurchased exceeds the average original price per share received from the issuance of Common Stock or an increase to additional paid-in capital when the prices of the shares repurchased is less than the average original price per share received from the issuance of Common Stock. During the year ended December 31, 2015, the cumulative price of the shares repurchased was less than the proceeds received from the issuance of the same number of shares. For the year ended December 31, 2015, $114 was recorded as an increase to additional paid-in capital. During the year ended December 31, 2014, the cumulative price of the shares repurchased was less than the proceeds received from the issuance of the same number of shares. For the year ended December 31, 2014, $60 was recorded as an increase to additional paid-in capital.

d)      Stock Options

WiLAN has an Option Plan, a DSU plan, an Employee Stock Purchase Plan, and a RSU plan for its directors, employees and consultants. The current RSU plan calls for settlement only in cash. The Option Plan, the DSU plan and the Employee Stock Purchase Plan are considered “security based compensation arrangements” for the purposes of the TSX. The Company is authorized to issue up to an aggregate of 10% of its outstanding common shares under these “security based compensation arrangements”, with the common shares authorized for issuance under the DSU plan limited to 430,000 and under the Employee Purchase Plan limited to 800,000. The options vest at various times ranging from immediate vesting on grant to vesting over a three to four year period. Options generally have a six-year life.

Option activity for the years ended December 31, 2015 and 2014 was as follows:

	Options Outstanding				Exercisable Options
	Number of Options	Price Range		Weighted Average Exercise Price	Number	Weighted Average Exercise Price
December 31, 2013	10,340,968	$1.88	$7.09	$4.62	5,314,786	$4.61

Granted	555,000	3.25	4.23	3.57
Exercised	(423,031)	1.42	2.53	1.95
Forfeited	(1,007,565)	3.33	7.06	5.02
December 31, 2014	9,465,372	$1.42	$7.06	$4.63	6,760,992	$4.83

Granted	-	-	-	-
Exercised	(625,201)	2.53	2.53	2.53
Forfeited	(769,115)	2.53	5.52	3.97
December 31, 2015	8,071,056	$3.12	$7.09	$4.86	7,062,972	$4.97

The Company uses the Black-Scholes model for estimating the fair value of options granted, with the following weighted average assumptions for the options granted in 2014:

Risk free interest rate	1.6%
Volatility	49%
Expected option life (in years)	4.7
Dividend yield	4.6%
Forfeiture rate	8.9%

The weighted average fair value per option granted during the year ended December 31, 2014 was CDN $1.04.

The intrinsic value of options exercised was CDN $488 for the year ended December 31, 2015 (2014 – CDN $610). Intrinsic value is the total value of exercised options based on the price of the Company’s common shares at the time of the exercise less the proceeds received from the employees to exercise the options.

The intrinsic value of the exercisable options was nil as at December 31, 2015.

The total fair value of options vested was $1,634 for the year ended December 31, 2015.

As of December 31, 2015, there was $268 of total unrecognized stock-based compensation cost, net of expected forfeitures, related to unvested stock-based compensation arrangements granted under the stock option plan. This cost is expected to be recognized over a weighted average period of 1.03 years.

Details of the outstanding options at December 31, 2015 are as follows:

Range of Exercise Prices		Outstanding Options at December 31, 2015	Remaining Term of Options in Years	Weighted Average Exercise Price	Exercisable Options at December 31, 2015	Weighted Average Exercise Price
$3.12	$4.00	917,912	3.85	$3.45	532,752	$3.46
4.01	6.00	6,808,144	1.92	4.94	6,185,220	4.99
6.01	7.09	345,000	1.65	7.00	345,000	7.00
$3.12	$7.09	8,071,056	2.13	$4.63	7,062,972	$4.97

Stock-based compensation expense for the year ended December 31, 2015 was $847 (2014 - $2,081). The following provides a summary of the stock-based compensation expense for the years ended December 31, 2015 and 2014:

	2015	2014
Cost of revenue	$460	$840
Research and development	81	61
Marketing, general and administration	306	1,180
	$847	$2,081

e)      Deferred Stock Units

The Company has a Deferred Stock Unit (“DSU”) plan as a tool to assist in the retention of selected employees and directors and to help conserve the Company’s cash position. Under the DSU plan, DSUs may be awarded and will become due when the conditions of retention have been met and employment terminated or completed. The value of each DSU is determined in reference to the Company’s common share price, and the DSU value is payable in either cash or shares at the Company’s option.

DSUs issued and outstanding as at December 31, 2015 were 260,398 (2014 – 244,526). The liability recorded in respect of the outstanding DSUs was $367 as at December 31, 2015 (2014 - $742). The change in the liability is recorded as compensation expense.

During the year ended December 31, 2015, DSUs were granted to certain directors in lieu of cash for their quarterly fees earned and dividends paid during the year ended December 31, 2015.

f)      Restricted Share Units

The Company implemented a Restricted Share Unit (“RSU”) plan for certain employees and directors in January 2007. Under the RSU plan, units are settled in cash based on the market value of WiLAN’s common shares on the dates when the RSUs vest. The accrued liability and related expense for the RSUs are adjusted to reflect the market value of the common shares at each balance sheet date. The liability recorded in respect of the vested RSUs was $684 as at December 31, 2015 (2014 - $1,376). The change in the liability is recorded as compensation expense.

RSU activity for the years ended December 31, 2015 and 2014 was as follows:

Number
December 31, 2013	361,314

Granted	1,251,522
Settled	(115,517)
Forfeited	(203,041)
December 31, 2014	1,294,278

Granted	1,101,021
Settled	(103,155)
Forfeited	(783,112)
December 31, 2015	1,509,032

During the year ended December 31, 2015, 783,112 RSUs (2014 – 203,041) were forfeited as they related to former employees.

g)      Per Share Amounts

The weighted average number of common shares outstanding used in the basic and diluted earnings per share (“EPS”) computation was:

	2015	2014
Basic weighted average common shares outstanding	120,713,535	120,103,422
Effect of options	6,636	265,161
Diluted weighted average common shares outstanding	120,720,171	120,368,583

The effect of options totaling 8,071,056 for fiscal 2015 (fiscal 2014 – 8,763,349), were anti-dilutive.